EQUITY-ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [abstract]
Summary of Equity-Accounted Investments
The following table outlines the changes in the company’s equity-accounted investments:

(MILLIONS)	2024	2023
Balance, beginning of year	$644	$451
Investment	110	22
Acquisitions through business combinations	—	36
Disposal(1)	(25)	—
Share of net (loss) income	(24)	(8)
Share of other comprehensive income (loss)	134	50
Dividends received	(74)	(14)
Change in basis of accounting	—	104
Foreign exchange translation and other	(12)	3
Balance, end of year	$753	$644
(1)Includes $25 million transferred to a subsidiary of the partnership. Refer to Note 27 - Related party transactions for more details.